Revenues - Schedule of Revenues are Disaggregated by Major Products And Service Lines and Timing of Revenue Recognition (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 490,071	$ 414,197	$ 275,478
Transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	121,951	89,986	48,148
Transferred at point in time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	368,120	324,211	227,330
Product sales to B [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	49,128	50,699	39,858
Product sales to C [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	68,633	76,900	53,388
Off-platform ecommerce [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	117,761	127,599	93,246
GigaCloud 1P [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	231,682	188,266	122,102
Platform commission [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	6,872	4,814	3,888
Ocean transportation service [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	37,957	36,257	12,537
Warehousing service [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	16,242	10,498	3,310
Last-mile delivery service [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	62,745	33,693	26,294
Others [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	16,812	13,070	14,101
Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	140,628	98,332	60,130
Revenues	140,628	98,332	60,130
Product [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	349,443	315,865	215,348
Revenues	$ 349,443	$ 315,865	$ 215,348